INVESTMENTS - Tujia (Details) - Tujia - shares	1 Months Ended
	Jul. 31, 2015	Jun. 30, 2016
INVESTMENTS
Percentage of interest after sale of redeemable convertible preferred shares	45.00%
Redeemable convertible preferred stock
INVESTMENTS
Number of shares held		101,498,094